Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Exercisable (Details)	Dec. 31, 2023 shares £ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares
Weighted Average Options exercisable [Line Items]
Number of options (in shares) | shares	9,065,830	9,065,830	6,185,216	4,773,873
Weighted average exercise price (in dollars per share) | £ / shares	£ 2.19		£ 2.03	£ 1.42
Entrega
Weighted Average Options exercisable [Line Items]
Number of options (in shares) | shares	329,500	329,500
Weighted average exercise price (in dollars per share)		$ 1.99
Entrega | Bottom of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		0.02
Entrega | Top of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		$ 2.36